Capital Assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Capital Assets
			Production	Furniture and
	Land and	Leasehold	and laboratory	computer
	Buildings	improvements	equipment	equipment	Total
Cost
Balance at December 31, 2018	$4,567	$16,034	$38,885	$3,786	$63,272
Impact of adopting IFRS 16 1)	—	—	(1,170)	—	(1,170)
Balance at January 1, 2019	$4,567	$16,034	$37,715	$3,786	$62,102
Additions	—	61	712	202	975
Disposals	—	(5)	(109)	(14)	(128)
Sold - discontinued operations (note 6)	—	(7,307)	(5,774)	(744)	(13,825)
Effect of foreign exchange differences	—	(225)	(127)	(7)	(359)
Balance at December 31, 2019	4,567	8,558	32,417	3,223	48,765
Additions	—	214	295	550	1,059
Disposals	—	(1,380)	(2,791)	(404)	(4,575)
Effect of foreign exchange differences	—	(43)	(17)	(4)	(64)
Balance at December 31, 2020	$4,567	$7,349	$29,904	$3,365	$45,185

Accumulated depreciation
Balance at December 31, 2018	$414	$4,421	$15,071	$2,253	$22,159
Impact of adopting IFRS 16 1)	—	—	(127)	—	(127)
Balance at January 1, 2019	$414	$4,421	$14,944	$2,253	$22,032
Depreciation expense	195	786	2,136	617	3,734
Disposals	—	(2)	(106)	(14)	(122)
Impairments (note 24)	—	559	6,408	103	7,070
Sold - discontinued operations (note 6)	—	(2,297)	(2,550)	(495)	(5,342)
Effect of foreign exchange differences	—	(38)	(36)	(4)	(78)
Balance at December 31, 2019	$609	$3,429	$20,796	$2,460	$27,294
Depreciation expense	195	710	1,450	424	2,779
Disposals	—	(1,380)	(2,527)	(404)	(4,311)
Impairments (note 24)	—	167	498	—	665
Effect of foreign exchange differences	—	(25)	(9)	1	(33)
Balance at December 31, 2020	$804	$2,901	$20,208	$2,481	$26,394

Carrying amounts
At December 31, 2020	$3,763	$4,448	$9,696	$884	$18,791
At December 31, 2019	3,958	5,129	11,621	763	21,471